Initial Public Offering - Additional Information (Detail) - $ / shares		5 Months Ended	6 Months Ended
	Nov. 27, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 05, 2020
Initial Public Offer [Line Items]
Sale of stock issue price per share				$ 1.00
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	16,377,622
Public Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Class of warrant or right redemption threshold consecutive trading days | trading days	30 days		30 days
Class of warrant or right, threshold period for exercise from date of closing public offering	12 months		12 months
Term of warrants	5 years		5 years
Public Warrants [Member] | Share Trigger Price [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Class Of Warrants Redemption Price Per Unit	0.01%		0.01%
Class Of Warrants Redemption Notice Period	30 days		30 days
IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	16,377,622	16,377,622
Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	1,377,622
Common Class A [Member] | Share Trigger Price [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Share Redemption Trigger Price Per Share	$ 18.00
Warrant instrument redemption threshold consecutive trading days	20 days
Warrant instrument redemption threshold trading days	30 days
Common Class A [Member] | IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	16,377,622
Sale of stock issue price per share	$ 10.00
Class of warrants or rights exercise price	$ 11.50
Common Class A [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	1,377,622